Retirement Plans (Details 3) (Pension Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit [Member]
Change in the benefit obligation of pension and other employee benefit plans
Projected benefit obligation, beginning of year	$ 2,512	$ 2,435
Service cost	19	22	19
Interest cost	115	126	126
Benefits paid	(69)	(60)
Actuarial loss	261	33
Settlements	(66)	(68)
Plan amendment	(10)	0
Foreign currency exchange rate changes	33	24
Net change	283	77
Projected benefit obligation, end of year	$ 2,795	$ 2,512	$ 2,435